Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)		100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)		6.00%
Limited partners unit that can be redeemed (in hundredths)		100.00%
Whole Units required per redemption (in units)		50
Distributions		$ 0
Provision for income taxes		0
Unrecognized tax benefit		0	0
Settlement award payment	$ 10,951
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.383%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)		4.60%
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		100.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.383%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)		4.60%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)		6.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)		6.00%